UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 16.6%
Fannie Mae, 5.00%, 7/25/08	$500,000	$500,191
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
3.20%, 7/20/09	500,000	500,000
Federal Home Loan Bank:
2.589%, 8/15/08 (r)	2,000,000	2,000,163
2.664%, 9/17/08 (r)	2,000,000	1,999,905
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.596%, 2/11/09 (r)	2,000,000	2,000,678
2.599%, 2/18/09 (r)	2,000,000	2,000,942
2.75%, 2/20/09	500,000	500,000
2.98%, 2/27/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,421
2.90%, 3/5/09	500,000	500,000
2.90%, 3/20/09	500,000	500,000
2.50%, 4/7/09	250,000	250,000
2.30%, 4/15/09	1,000,000	998,134
2.42%, 4/21/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
2.403%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
2.75%, 5/5/09	500,000	500,000
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	2,000,000	2,067,495
3.125%, 6/18/09	500,000	500,170
2.354%, 8/10/09 (r)	2,000,000	2,000,000
2.411%, 8/21/09 (r)	1,000,000	1,000,000
2.40%, 9/4/09 (r)	1,000,000	1,000,000
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
2.625%, 6/12/09	1,500,000	1,500,000
2.85%, 6/16/09	1,000,000	1,000,000
2.65%, 6/22/09	1,000,000	1,000,000
3.125%, 6/23/09	500,000	500,000

		34,068,099

Depository Receipts For U.S. Government Guaranteed Loans - 0.4%
Colson Services Corporation Loan Sets:
3.844%, 7/26/10 (c)(h)(r)	47,144	47,151
3.75%, 1/22/11 (c)(h)(r)	56,849	56,847
4.00%, 3/23/12 (c)(h)(r)	67,275	67,366
3.875%, 5/29/12 (c)(h)(r)	183,950	183,949
3.75%, 8/10/12 (c)(h)(r)	408,857	410,033
3.75%, 9/2/12 (c)(h)(r)	73,050	73,220

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $838,566)		838,566

	PRINCIPAL
	AMOUNT	VALUE

CERTIFICATES OF DEPOSIT - 0.3%
Bank of Cherokee County, 2.25%, 4/21/09 (k)	100,000	100,000
Broadway Federal Bank FSB, 5.00%, 8/15/08 (k)	100,000	100,000
Community Bank of the Bay, 4.40%, 10/8/08 (k)	100,000	100,000
Community Capital Bank, 4.25%, 1/19/09 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 4.00%, 12/18/08 (k)	100,000	100,000
One United Bank, 4.00%, 9/15/08 (k)	100,000	100,000
Self Help Credit Union, 5.17%, 7/14/08 (k)(r)	100,000	100,000

Total Certificates of Deposit (Cost $700,000)		700,000

TAXABLE VARIABLE RATE DEMAND NOTES - 82.0%
Akron Hardware Consultants, Inc., 3.05%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,755,000	1,755,000
Bayfront Regional Development Corp., 2.68%, 11/1/27, LOC: PNC Bank (r)	6,000,000	6,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.68%, 6/1/22, LOC: Comerica Bank (r)	2,700,000	2,700,000
Butler County Alabama IDA Revenue, 2.53%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	530,000	530,000
California Statewide Communities Development Authority MFH Revenue, 2.61%, 7/1/27, LOC: Bank of the West, C/LOC: calSTRS (r)	80,000	80,000
California Statewide Communities Development Authority Special Tax Revenue, 2.53%, 3/15/34, LOC: Fannie Mae (r)	2,650,000	2,650,000
Chatham Centre LLC, 2.78%, 4/1/22, LOC: Bank of North Georgia (r)	505,000	505,000

CIDC-Hudson House LLC New York Revenue, 3.00%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,870,000	1,870,000
Durham North Carolina GO, 2.56%, 5/1/18, BPA: Bank of America (r)	6,250,000	6,250,000
Florida State Housing Finance Corp. MFH Revenue:
Victoria B, 2.80%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Victoria J-2, 2.80%, 10/15/32, LOC: Fannie Mae (r)	2,325,000	2,325,000
2.52%, 11/1/32, LOC: Freddie Mac (r)	950,000	950,000
Fuller Road Management Corp. New York Revenue, 2.78%, 7/1/37, LOC: Key Bank (r)	8,000,000	8,000,000
Haskell Capital Partners Ltd., 2.86%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	3,610,000	3,610,000
HHH Investment Co., 2.48%, 7/1/29, LOC: Bank of the West (r)	2,220,000	2,220,000
Holland Board of Public Works Home Building Co., 2.58%, 11/1/22, LOC: Wells Fargo Bank (r)	935,000	935,000
Jobs Co. LLC, 2.68%, 5/1/22, LOC: First Commercial Bank (r)	2,425,000	2,425,000
Kaneville Road Joint Venture, Inc., 2.80%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,530,000	6,530,000
Lancaster California Redevelopment Agency MFH Revenue, 2.58%, 1/15/35, LOC: Fannie Mae (r)	200,000	200,000
Los Angeles California MFH Revenue, 2.48%, 12/15/34, LOC: Fannie Mae (r)	900,000	900,000
Main & Walton Development Co., 2.50%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	5,315,000	5,315,000
Michigan State Municipal Bond Authority Revenue, 3.00%, 9/1/48, BPA: Depfa Bank plc (r)	7,000,000	7,000,000
Milpitas California MFH Revenue, 2.50%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 2.68%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,155,000	1,155,000
MOB Management One LLC, 2.80%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,210,000	1,210,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 2.73%, 5/1/25, LOC: FHLB (r)	2,980,000	2,980,000
New York State MMC Corp. Revenue, 3.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Ogden City Utah Redevelopment Agency Revenue, 2.58%, 1/1/31, LOC: Bank of New York (r)	5,135,000	5,135,000
Osprey Management Co. LLC, 2.48%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 2.53%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,200,000	2,200,000

	PRINCIPAL
	AMOUNT	VALUE

Portage Indiana Economic Development Revenue, 3.08%, 3/1/20, LOC: FHLB (r)	360,000	360,000
Post Apartment Homes LP, 2.48%, 7/15/29, LOC: Fannie Mae (r)	32,480,000	32,480,000
Racetrac Capital LLC, 2.63%, 9/1/20, LOC: Regions Bank (r)	4,755,000	4,755,000
Rathbone LLC, 2.82%, 1/1/38, LOC: Comerica Bank (r)	4,500,000	4,500,000
Roosevelt Paper Co., 2.62%, 6/1/12, LOC: Wachovia Bank (r)	1,420,000	1,420,000
Scott Street Land Co., 3.25%, 1/3/22, LOC: Fifth Third Bank (r)	2,850,000	2,850,000
Scottsboro Alabama Industrial Development Board Revenue, 2.68%, 10/1/10, LOC: Wachovia Bank (r)	505,000	505,000
Sea Island Co., 2.78%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,325,000	1,325,000
Shawnee Kansas Private Activity Revenue, 2.95%, 12/1/12, LOC: JPMorgan Chase Bank (r)	3,535,000	3,535,000
Sheridan Colorado Redevelopment Agency Tax Allocation Revenue, 2.60%, 12/1/29, LOC: Citibank (r)	5,600,000	5,600,000

St. Joseph County Indiana Economic Development Revenue, 3.13%, 6/1/27, LOC: FHLB (r)	345,000	345,000
St. Paul Minnesota Port Authority Revenue, 2.85%, 3/1/21, LOC: Dexia Credit Local (r)	1,710,000	1,710,000
Standard Furniture Manufacturing Co., Inc., 2.73%, 3/1/15, LOC: RBC Centura Bank (r)	6,632,000	6,632,000
Taylor County Kentucky Tax Notes, 2.53%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	2,730,000	2,730,000
Tyler Enterprises LLC, 2.68%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	4,835,000	4,836,645
Washington State MFH Finance Commission Revenue:
2.53%, 6/15/32, LOC: Fannie Mae (r)	1,130,000	1,130,000
2.53%, 7/15/32, LOC: Fannie Mae (r)	745,000	745,000
2.53%, 7/15/34, LOC: Fannie Mae (r)	1,775,000	1,775,000
2.57%, 5/15/35, LOC: Fannie Mae (r)	960,000	960,000
2.52%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $168,673,645)		168,673,645

TOTAL INVESTMENTS (Cost $204,280,310) - 99.3%		204,280,310
Other assets and liabilities, net - 0.7%		1,472,268

NET ASSETS - 100%		$205,752,578

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at June 30, 2008, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2008, the prime rate was 5.00%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES - 57.0%
Aerospace & Defense - 0.0%
BE Aerospace, Inc.*	9,043	$210,611

Air Freight & Logistics - 0.1%
FedEx Corp.	4,002	315,318
United Parcel Service, Inc., Class B	5,290	325,176

		640,494

Beverages - 1.3%
PepsiCo, Inc.	107,100	6,810,489

Biotechnology - 1.3%
Amgen, Inc.*	13,610	641,848
Gilead Sciences, Inc.*	115,200	6,099,840

		6,741,688

Capital Markets - 1.6%
Federated Investors, Inc., Class B	8,600	296,012
Goldman Sachs Group, Inc.	41,400	7,240,860
Legg Mason, Inc.	7,732	336,883
SEI Investments Co.	14,200	333,984
T. Rowe Price Group, Inc.	8,614	486,433

		8,694,172

Chemicals - 1.8%
Praxair, Inc.	100,900	9,508,816

Commercial Banks - 0.1%
Wells Fargo & Co.	19,000	451,250

Commercial Services & Supplies - 0.1%
Manpower, Inc.	8,500	495,040

Communications Equipment - 1.5%
Cisco Systems, Inc.*	325,200	7,564,152
QUALCOMM, Inc.	11,790	523,122

		8,087,274

Computers & Peripherals - 2.9%
EMC Corp.*	27,982	411,056
Hewlett-Packard Co.	168,510	7,449,827
International Business Machines Corp.	55,100	6,531,003
Western Digital Corp.*	28,280	976,508

		15,368,394

Consumer Finance - 0.1%
American Express Co.	15,200	572,584

	Shares	Value

Diversified Financial Services - 2.2%
Bank of America Corp.(s)	10,107	241,254
CME Group, Inc.	15,610	5,981,596
First Republic Preferred Capital Corp., Preferred (e)	500	545,000
JPMorgan Chase & Co.	17,445	598,538
MFH Financial Trust I, Preferred (b)(e)	20,000	2,042,500
Roslyn Real Estate Asset Corp., Preferred	10	1,001,250
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	282,500
Trust II, Preferred (b)(e)	500,000	282,500
Trust III, Preferred (b)(e)	500,000	282,500
Trust IV, Preferred (b)(e)	500,000	282,500

		11,540,138

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	266,075	8,964,067

Electronic Equipment & Instruments - 1.7%
Amphenol Corp.	189,100	8,486,808
Jabil Circuit, Inc.	32,350	530,864

		9,017,672

Energy Equipment & Services - 2.5%
Smith International, Inc.	161,800	13,452,052

Food & Staples Retailing - 1.1%
Walgreen Co.	173,200	5,630,732
Whole Foods Market, Inc.	11,731	277,907

		5,908,639

Food Products - 0.2%
General Mills, Inc.	6,800	413,236
Kellogg Co.	8,000	384,160
McCormick & Co., Inc.	10,000	356,600

		1,153,996

Gas Utilities - 1.5%
Oneok, Inc.	165,000	8,056,950

Health Care Equipment & Supplies - 4.6%
Beckman Coulter, Inc.	4,000	270,120
Becton Dickinson & Co.	95,500	7,764,150
DENTSPLY International, Inc.	10,200	375,360
Hologic, Inc.*	6,820	148,676
Hospira, Inc.*	217,300	8,715,903
Medtronic, Inc.	14,271	738,524
St. Jude Medical, Inc.*	160,900	6,577,592

		24,590,325

Health Care Providers & Services - 2.7%
Express Scripts, Inc.*	110,000	6,899,200
Healthways, Inc.*	10,000	296,000
Laboratory Corp. of America Holdings*	90,000	6,266,700
Lincare Holdings, Inc.*	8,500	241,400
Quest Diagnostics, Inc.	8,224	398,617

		14,101,917

Household Durables - 0.1%
Garmin Ltd.	6,709	287,414

	Shares	Value

Household Products - 1.7%
Colgate-Palmolive Co.	124,159	8,579,387
Procter & Gamble Co.	7,300	443,913

		9,023,300

Industrial Conglomerates - 1.3%
3M Co.	102,373	7,124,137

Insurance - 0.6%
Aflac, Inc.	8,750	549,500
American International Group, Inc.	73,100	1,934,226
Conseco, Inc.
Common *	48,476	480,882
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	63
Hartford Financial Services Group, Inc.	3,005	194,033

		3,158,704

Internet & Catalog Retail - 1.0%
Expedia, Inc.*	280,900	5,162,942

Internet Software & Services - 0.1%
Akamai Technologies, Inc.*	10,909	379,524
eBay, Inc.*	13,650	373,055

		752,579

IT Services - 0.0%
Fiserv, Inc.*	5,000	226,850

Life Sciences — Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.*	150,500	8,387,365
Waters Corp.*	4,700	303,150

		8,690,515

Machinery - 4.9%
Cummins, Inc.	166,400	10,902,528
Danaher Corp.	105,256	8,136,289
Deere & Co.	88,700	6,397,931
Graco, Inc.	10,100	384,507
Illinois Tool Works, Inc.	6,610	314,041
Toro Co.	4,000	133,080

		26,268,376

Media - 0.8%
Omnicom Group, Inc.	94,500	4,241,160
Time Warner, Inc.	15,000	222,000

		4,463,160

Multiline Retail - 0.1%
Target Corp.	6,000	278,940

Oil, Gas & Consumable Fuels - 5.4%
Cimarex Energy Co.	59,300	4,131,431
EOG Resources, Inc.	87,700	11,506,240
Plains Exploration & Production Co.*	8,000	583,760
XTO Energy, Inc.	184,487	12,639,204

		28,860,635

Paper & Forest Products - 0.1%
Weyerhaeuser Co.	5,800	296,612

Pharmaceuticals - 0.3%
Barr Pharmaceuticals, Inc.*	13,984	630,399
Johnson & Johnson	13,000	836,420

		1,466,819

	Shares	Value

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	22,111	474,944
NVIDIA Corp.*	20,520	384,134
Texas Instruments, Inc.	233,600	6,578,176

		7,437,254

Software - 4.3%
Adobe Systems, Inc.*	277,300	10,922,847
Autodesk, Inc.*	77,200	2,610,132
Citrix Systems, Inc.*	17,000	499,970
Microsoft Corp.	26,160	719,662
Symantec Corp.*	405,900	7,854,165

		22,606,776

Specialty Retail - 0.9%
Home Depot, Inc.	10,433	244,341
Staples, Inc.	27,766	659,442
TJX Co.’s, Inc.	126,400	3,977,808

		4,881,591

Textiles, Apparel & Luxury Goods - 1.4%
Nike, Inc., Class B	123,500	7,361,835

Venture Capital - 2.0%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	38,033
Series C Preferred (b)(i)*	117,647	27,191
Series H Preferred (b)(i)*	4,647,053	316,892
Allos Therapeutics, Inc.*	42,819	295,879
CFBanc Corp., Series A (b)(i)*	27,000	441,993
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—
Community Bank of the Bay*	4,000	25,000
Community Growth Fund*	1,498,306	1,559,444
Distributed Energy Systems Corp.*	14,937	747
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	44,808
Evergreen Solar, Inc.*	66,000	639,540

	Shares	Value

H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12)(b)(i)*	1,104	673
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Hayes Medical, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1 Preferred (b)(i)*	420,683	—
Series B Preferred (b)(i)*	348,940	17,447
Series C Preferred (b)(i)*	601,710	120,342
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
Neighborhood Bancorp(b)(i)*	10,000	264,850
Pharmadigm, Inc.(b)(i)*	568	—
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
Series A Preferred (a)(b)(i)*	825,689	—
Series A Preferred Warrants:
(strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	—
(strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc.(b)(i)*	200,295	4,506,638
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Entertainment, Inc.:
Series B Preferred (b)(i)*	476,190	1,226,573
Series E Preferred (b)(i)*	129,089	332,508
Wind Harvest Co., Inc.(b)(i)*	8,696	1

		10,495,260

Total Equity Securities (Cost $289,040,937)		303,210,267

	Principal
	Amount

Venture Capital Debt Obligations - 0.4%
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/08 (b)(i)(w)*	$297,877	—
Convertible Notes II, 10.00%, 8/31/08 (b)(i)(w)*	32,500	—
Convertible Notes III, 10.00%, 8/31/08 (b)(i)(w)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/08 (b)(i)(w)*	25,000	—
KDM Development Corp., 2.41%, 12/31/08 (b)(i)	725,695	725,695
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12 (b)(i)	500,000	510,483
Plethora Technology, 12.00%, 6/30/09 (b)(i)(r)	150,000	7,500
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,764,816)		2,243,678

	Adjusted
	Basis

Limited Partnership Interest - 0.7%
Angels With Attitude I LLC (a)(b)(i)*	200,000	171,525
Coastal Venture Partners (b)(i)*	161,687	152,646
Common Capital (b)(i)*	458,356	323,898
First Analysis Private Equity Fund IV (b)(i)*	670,660	953,630
GEEMF Partners (a)(b)(i)*	—	221,805
Global Environment Emerging Markets Fund (b)(i)*	—	686,594
Infrastructure and Environmental Private Equity Fund III (b)(i)*	328,443	374,292
Labrador Ventures III (b)(i)*	360,875	85,931
Labrador Ventures IV (b)(i)*	911,085	217,340

	Adjusted
	Basis	Value

Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	225,646	211,733
Solstice Capital (b)(i)*	384,644	395,912
Utah Ventures II (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,057	25,810

Total Limited Partnership Interest (Cost $5,275,034)		3,821,117

	Principal
	Amount

Asset Backed Securities - 0.0%
ACLC Business Loan Receivables Trust, 3.121%, 10/15/21 (e)(r)	226,552	222,066

Total Asset Backed Securities (Cost $213,032)		222,066

Collateralized Mortgage-Backed Obligations (privately originated) - 0.6%
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,702,187	1,671,399
Impac CMB Trust, 2.753%, 5/25/35 (r)	1,323,645	1,067,605
Residential Asset Securitization Trust, 6.25%, 11/25/36	284,657	251,122

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $3,266,827)		2,990,126

Commercial Mortgage-Backed Securities - 2.1%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,921,250
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	3,000,000	2,971,875
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,062,770
Enterprise Mortgage Acceptance Co. LLC:
0.959%, 1/15/25 (e)(r)	16,045,613	320,912
6.156%, 1/15/27 (e)(r)	1,799,856	845,932
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	493,301
Trust III, 5.361%, 2/15/36 (e)	300,000	300,420

Total Commercial Mortgage-Backed Securities (Cost $10,947,307)		10,916,460

Corporate Bonds - 18.1%
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	1,250,000	910,098
7.30%, 10/14/49 (e)	2,000,000	1,854,180
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)	385,345	—
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,294,443
APL Ltd., 8.00%, 1/15/24	550,000	504,625
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	1,000,000	822,300
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	203,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,565,000	2,406,509
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,280,000	1,222,698
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	2,800,000	2,164,508
Bank of America, 3.316%, 5/12/10 (r)	2,000,000	1,991,008
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	1,000,000	1,011,710
BF Saul, 7.50%, 3/1/14	500,000	441,250
CAM US Finance SA Sociedad Unipersonal, 3.023%, 2/1/10 (e)(r)	500,000	470,942
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	600,000	496,200
Cardinal Health, Inc., 2.958%, 10/2/09 (r)	1,000,000	982,855
Chesapeake Energy Corp, 7.25%, 12/15/18	2,400,000	2,346,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	233,257

	Principal
	Amount	Value

CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	900,000	444,375
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	1,000,000	994,985
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	4,850,000	4,039,012
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,548
Discover Financial Services, 3.316%, 6/11/10 (r)	2,500,000	2,138,040
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	3,600,000	3,222,809
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,006,502
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	2,000,000	1,783,700
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	2,000,000	1,934,010
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,500,000	946,685
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,853,830
Great River Energy:
5.829%, 7/1/17 (e)	435,000	431,933
6.254%, 7/1/38 (e)	2,500,000	2,412,675
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 10/1/49 (e)(r)	550,000	384,243
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	3,000,000	2,989,229
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	930,000	931,660

HRPT Properties Trust, 3.376%, 3/16/11 (r)	1,250,000	1,148,970
Huntington National Bank, 4.65%, 6/30/09	500,000	493,439
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,004,692
John Deere Capital Corp., 3.434%, 1/18/11 (r)	2,000,000	1,996,991
JPMorgan Chase & Co., 2.88%, 10/28/08 (r)	3,850,000	3,849,711
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	2,750,000	2,226,359
Leucadia National Corp.:
7.00%, 8/15/13	1,420,000	1,405,800
8.125%, 9/15/15	980,000	984,793
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	2,000,000	2,002,560
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	16,960
8.30%, 12/1/37 (e)(m)*	6,130,000	61,300
8.45%, 12/1/97 (e)(m)*	2,560,000	25,600
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	500,000	422,646
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	864,270
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	499,444
6.90%, 10/1/37	1,000,000	1,076,163
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,129,580
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,100,000	324,918
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	1,065,362
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	965,058	965,741
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	508,507
Pioneer Natural Resources Co.:
5.875%, 7/15/16	500,000	453,557
6.65%, 3/15/17	1,300,000	1,225,324
6.875%, 5/1/18	500,000	466,940
7.20%, 1/15/28	700,000	628,708
Preferred Term Securities IX Ltd., 3.356%, 4/3/33 (e)(r)	853,378	792,361
ProLogis, 6.625%, 5/15/18	700,000	677,520
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,271,486
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	3,000,000	2,930,344
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	2,000,000	1,822,687
Salvation Army, 5.46%, 9/1/16	160,000	161,902
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	241,742
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (e)	5,000,000	857,766
2/15/45 (e)	31,299,649	4,316,757
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	3,000,000	2,070,000

	Principal
	Amount	Value

Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,500,000	1,517,310
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	750,000	745,535
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	4,000,000	3,962,115

Total Corporate Bonds (Cost $114,449,681)		96,162,679

U.S. Government Agencies and Instrumentalities - 6.1%

Fannie Mae, 5.50%, 12/25/16	1,228,817	1,246,504
Federal Home Loan Bank Discount Notes, 7/1/08	22,100,000	22,100,000
Freddie Mac:
5.125%, 12/15/13	5,797,828	5,834,804
6.00%, 12/15/32	2,130,808	418,686
Government National Mortgage Association, 5.50%, 1/16/32	2,391,607	320,494
Small Business Administration:
5.038%, 3/10/15	921,875	911,134
4.94%, 8/10/15	1,512,260	1,495,850
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11 (b)	250,000	248,741

Total U.S. Government Agencies and Instrumentalities (Cost $32,590,231)		32,576,213

Municipal Obligations - 0.2%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	3,750,000	975,659

Total Municipal Obligations (Cost $3,763,545)		975,659

Taxable Municipal Obligations - 12.6%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	199,792
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	6,000,000	5,183,160
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	750,000	745,005
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	725,670
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	476,670
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	816,752
5.01%, 8/1/15	635,000	622,776
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,500,000	1,476,150
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,860,000	1,940,222
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/13	2,135,000	1,597,151
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	1,086,075
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	750,000	737,580
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	491,080
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,150,000	1,183,442
6.537%, 1/1/33	1,000,000	951,710
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	616,117
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,500,000	1,493,025
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	509,550
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,436,680
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	841,924

	Principal
	Amount	Value

Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,380,000	1,357,271
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,112,361
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	2,000,000	1,964,700
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	678,048
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	701,640
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,960,080
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,200,000	2,229,656
5.263%, 9/1/16	895,000	904,031
5.383%, 9/1/16	3,000,000	2,946,000
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	704,227
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	3,340,560
6/30/14	1,500,000	1,120,635
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,226,713
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,000,000	3,039,780
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	732,892
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	2,500,000	2,506,700
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	476,250
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	498,860
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,450,000	1,487,700
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,485,736
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	893,830
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,740,494
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,416,630
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	173,194
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	745,752
3.90%, 12/1/09	1,150,000	1,151,173
St. Paul Minnesota Sales Tax Revenue Bonds, 5.65%, 11/1/17	1,295,000	1,268,893
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,333,215
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	666,410
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	750,000	751,342
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	539,893
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	934,490

Total Taxable Municipal Obligations (Cost $67,858,144)		67,219,687

High Social Impact Investments - 0.9%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	5,016,666	4,995,847

Total High Social Impact Investments (Cost $5,016,666)		4,995,847

	Principal
	Amount	Value

Certificates of Deposit - 0.3%

Alternative Federal Credit Union, 3.45%, 11/30/08 (b)(k)	50,000	49,860
Deutsche Bank, 3.409%, 6/18/10	1,000,000	997,842
First American Credit Union, 4.65%, 12/24/08 (b)(k)	92,000	91,651
Native American Credit Union, 4.58%, 11/13/08 (b)(k)	92,000	91,650
ShoreBank, 4.10%, 12/7/08 (b)(k)	100,000	99,660

Total Certificates of Deposit (Cost $1,334,000)		1,330,663

TOTAL INVESTMENTS (Cost $536,520,220) - 99.0%		526,664,462
Other assets and liabilities, net - 1.0%		5,405,104

NET ASSETS - 100%		$532,069,566

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
10 Year U.S. Treasury
Notes	167	9/08	$19,024,593	$92,593

Total Purchased				$92,593

Sold:
2 Year U.S. Treasury
Notes	530	9/08	$111,937,657	($224,066)

Total Sold				($224,066)

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per condition of the supplement Indenture. At June 30, 2008 accumulated deferred interest totaled $1,174,856 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(i)	Restricted securities represent 3.6% of net assets of the Portfolio.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	10,107 shares of Bank of America Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w)	Security is in default and is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)	Effective April 2008, this security is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
FSB: Financial Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
BALANCED PORTFOLIO

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98	200,000
Agraquest, Inc, Series H Preferred	05/25/05 - 01/11/07	316,894
Angels With Attitude LLC LP	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes	07/02/07	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I	11/15/00	297,877
CitySoft Note II	09/09/03	32,500
CitySoft Note III	05/04/04	25,000
CitySoft Note IV	03/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	05/04/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	04/11/03	—
(strike price $0.14/share, expires 02/28/13)	04/11/03	—
(strike price $0.28/share, expires 02/28/13)	04/11/03	—
(strike price $0.01/share, expires 05/31/13)	07/15/03	—
(strike price $0.14/share, expires 05/31/13)	07/15/03	—
(strike price $0.28/share, expires 05/31/13)	07/15/03	—
(strike price $0.01/share, expires 08/31/13)	09/09/03	—
(strike price $0.14/share, expires 08/31/13)	09/09/03	—
(strike price $0.28/share, expires 08/31/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	03/11/05	—
(strike price $0.01/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	05/04/04	—
(strike price $0.14/share, expires 09/4/13)	09/09/03	—
(strike price $0.28/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
(strike price $0.01/share, expires 4/21/14)	11/03/05	—
Coastal Venture Partners LP	06/07/96 - 06/22/00	161,687
Commons Capital LP	02/15/01 - 04/29/08	458,356
Environmental Private Equity Fund II, Liquidating Trust	04/26/07	12,770

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

First Analysis Private Equity Fund IV LP	02/25/02 - 05/28/08	670,660
GEEMF Partners LP	02/28/97	—
Global Environment Emerging Markets Fund LP	01/14/94 - 12/01/95	—
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations Common Warrants	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	11/04/04	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants	11/04/04	—
H2Gen Innovations, Inc., Series B Preferred	10/21/04 - 10/27/04	161,759
H2Gen Innovations, Inc., Series C Preferred	06/1/06	52,886
Hayes Medical Common Stock	02/10/06	504,331
Hayes Medical Series A-1 Preferred Stock	08/19/05	4,417
Hayes Medical Series B Preferred Stock	02/10/06	139,576
Hayes Medical Series C Preferred Stock	02/10/06	120,342
Inflabloc Pharmaceuticals, Inc.	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III LP	04/16/97 - 02/12/01	328,443
KDM Development Corp.	11/03/99	734,439
Labrador Ventures III LP	08/11/98 - 04/02/01	360,875
Labrador Ventures IV LP	12/14/99 - 08/27/07	911,085
Micro Finance Bank of Azerbaijan	08/29/07	500,000
Milepost Ventures LP	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC LP	01/08/03 - 07/18/07	225,646
Pharmadigm, Inc.	12/29/03	238,055
Plethora Technology, Inc:
Common Warrants	05/19/05	75,360
Series A Preferred	04/29/05-05/13/05	701,835
Series A Preferred Warrants:
(expires 6/9/13)	06/8/06	—
(expires 9/6/13)	11/3/06	—
Plethora Technology, Inc., Note	06/8/06	150,000
Rose Smart Growth Investment Fund	04/10/06	1,000,000
Seventh Generation, Inc.	04/12/00 - 05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants	05/27/05	—
Solstice Capital LP	06/26/01 - 06/17/08	384,645
Utah Ventures LP	11/17/97 - 02/05/03	867,581
Venture Strategy Partners LP	08/21/98 - 02/26/03	206,058
Wild Planet Entertainment, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Entertainment, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc.	05/16/94	100,000
CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES - 4.1%
ACLC Business Loan Receivables Trust, 3.121%, 10/15/21 (e)(r)	$226,552	$222,066
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	3,973,388	3,957,841
5.21%, 10/6/11	10,351,041	10,161,609
Capital One Auto Finance Trust, 5.33%, 11/15/10	15,076,164	14,995,403
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	2,029,997
Discover Card Master Trust, 3.471%, 9/17/12 (r)	4,000,000	4,005,925

Total Asset Backed Securities (Cost $35,482,061)		35,372,841

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%

Bear Stearns Asset Backed Securities Trust, 5.00%, 1/25/34 (r)	4,394,825	3,878,367
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,702,187	1,671,399
CS First Boston Mortgage Securities Corp., 4.636%, 12/25/33 (r)	1,199,032	969,030
Impac CMB Trust:
2.753%, 5/25/35 (r)	1,323,645	1,067,606
2.803%, 8/25/35 (r)	1,014,256	767,138
MASTR Alternative Loans Trust, 6.25%, 7/25/36	4,545,127	3,907,545
Residential Accredit Loans, Inc., 6.00%, 12/25/35	2,010,946	1,875,487
Residential Asset Securitization Trust, 6.25%, 11/25/36	2,308,883	2,036,877
Structured Asset Securities Corp., 5.00%, 6/25/35	4,401,812	3,939,532
Wells Fargo Mortgage Backed Securities Trust:
Class 1A9, 0.193%, 10/25/36	70,664,420	353,322
Class 1A10, 0.193%, 10/25/36	100,000,000	812,500

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $21,687,877)		21,278,803

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%

Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	5,000,000	4,803,125
Citicorp Mortgage Securities, Inc., 0.075%, 10/25/33 (r)	148,679,623	420,630
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	7,000,000	6,934,375
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	4,062,770
5.245%, 11/15/36 (e)	4,000,000	3,988,242
Enterprise Mortgage Acceptance Co. LLC, 6.156%, 1/15/27 (e)(r)	4,799,616	2,255,819
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	1,000,000	986,602
Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,502,100

Total Commercial Mortgage-Backed Securities (Cost $25,066,533)		24,953,663

Corporate Bonds - 42.2%

AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,000,000	979,205
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	4,368,468
7.30%, 10/14/49 (e)	2,000,000	1,854,180
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
American National Red Cross:
5.33%, 11/15/08	3,000,000	3,025,350
5.32%, 11/15/09	2,500,000	2,554,375
5.316%, 11/15/10	2,410,000	2,458,971
5.392%, 11/15/12	2,000,000	2,053,740
5.567%, 11/15/17	2,000,000	2,052,740
APL Ltd., 8.00%, 1/15/24	1,185,000	1,087,238
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	2,500,000	2,055,750
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	175,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,340,000	3,349,987
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	2,655,000	2,536,143
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	7,000,000	5,411,269
Bank of America, 3.316%, 5/12/10 (r)	22,000,000	21,901,088
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	5,000,000	5,058,550
BF Saul, 7.50%, 3/1/14	1,750,000	1,544,375
CAM US Finance SA Sociedad Unipersonal, 3.023%, 2/1/10 (e)(r)	2,000,000	1,883,768
Camp Pendleton & Quantico Housing LLC:
5.937%, 10/1/43 (e)	300,000	296,516
6.165%, 10/1/50 (b)(e)	1,000,000	827,000
Cardinal Health, Inc., 2.958%, 10/2/09 (r)	1,250,000	1,228,569

	PRINCIPAL
	AMOUNT	VALUE

Chesapeake Energy Corp, 7.25%, 12/15/18	10,500,000	10,263,750
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	933,029
CIT Group, Inc.:
2.959%, 12/19/08 (r)	970,000	939,688
2.839%, 8/17/09 (r)	1,000,000	908,750
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	2,725,000	1,345,469
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	2,000,000	1,989,969
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	18,400,000	15,323,262
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	3,000,000	2,572,500
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,548
Discover Financial Services, 3.316%, 6/11/10 (r)	6,500,000	5,558,904
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	13,805,000	12,358,577
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,006,502
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	3,121,475
Giants Stadium LLC, 8.99%, 4/1/37 (e)(r)	12,350,000	12,350,000
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	8,000,000	7,736,042
3.078%, 4/20/10 (e)(r)	4,000,000	3,247,520
3.258%, 1/21/11 (e)(r)	1,500,000	1,159,911
6.375%, 9/25/12 (e)	2,000,000	1,719,046
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	750,000	473,343
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	4,878,500
Great River Energy:
5.829%, 7/1/17 (e)	3,490,000	3,465,396
6.254%, 7/1/38 (e)	5,500,000	5,307,885
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	1,000,000	700,707
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,650,000	1,152,728
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	9,000,000	8,967,688
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	3,260,000	3,265,819
HRPT Properties Trust, 3.376%, 3/16/11 (r)	6,500,000	5,974,645
HSBC Finance Corp., 4.45%, 9/15/08	3,000,000	3,003,498
Huntington National Bank, 4.65%, 6/30/09	2,000,000	1,973,755
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,930,000	3,953,252
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,440,000	2,296,796
John Deere Capital Corp.:
3.088%, 2/26/10 (r)	4,000,000	4,001,023
3.434%, 1/18/11 (r)	9,000,000	8,986,458
JPMorgan Chase & Co.:
2.66%, 10/28/08 (r)	6,725,000	6,724,496
3.408%, 1/22/10 (r)	3,000,000	2,986,411
7.90% to 4/30/18, floating rate thereafter to 12/31/49 (r)	2,000,000	1,867,438
Kaupthing Bank HF:
3.413%, 1/15/10 (e)(r)	1,000,000	857,681
5.75%, 10/4/11 (e)	7,000,000	5,667,095
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	930,000	906,664
Koninklijke Philips Electronics NV, 3.841%, 3/11/11 (r)	7,000,000	7,001,969
Leucadia National Corp.:
7.00%, 8/15/13	3,895,000	3,856,050
8.125%, 9/15/15	6,000,000	6,029,342
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	5,000,000	5,006,400
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	29,420
8.30%, 12/1/37 (e)(m)*	3,500,000	35,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	1,000,000	845,291
M&T Bank Corp., 6.625%, 12/4/17	1,000,000	968,982
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,296,405
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	1,116,975
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,497,222
6.90%, 10/1/37	1,300,000	1,399,012

	PRINCIPAL
	AMOUNT	VALUE

Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,281,358
6.00%, 10/1/51 (e)	2,000,000	1,883,440
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,700,000	502,146
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	2,343,798
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	965,058	965,741
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	1,500,000	1,525,522
Pioneer Natural Resources Co.:
5.875%, 7/15/16	5,000,000	4,535,567
6.65%, 3/15/17	8,000,000	7,540,454
7.20%, 1/15/28	1,000,000	898,154
Preferred Term Securities IX Ltd., 3.356%, 4/3/33 (e)(r)	853,378	792,361
ProLogis:
2.886%, 8/24/09 (r)	10,000,000	9,729,618
6.625%, 5/15/18	2,450,000	2,371,321
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	3,500,000	3,418,735
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,504,234
Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	2,000,000	2,007,500
Rouse Co., 8.00%, 4/30/09	1,000,000	992,124
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	6,300,000	5,741,463
Salvation Army, 5.46%, 9/1/16	310,000	313,686
Southern Union Co., 6.089%, 2/16/10	2,000,000	2,013,657
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	2,770,000	2,653,555
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 4.375%, 8/1/13 (b)(r)	1,000,000	773,911
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	241,742
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	4,392
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,795,349
2/15/28 (e)	3,300,000	1,033,129
2/15/43 (e)	44,500,000	7,634,119
2/15/45 (e)	62,515,939	8,622,016
Wachovia Bank, 3.62%, 5/14/10 (r)	10,000,000	9,948,320
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	12,150,000	8,383,500
Wachovia Corp, 4.69%, 5/1/13 (r)	1,000,000	991,388
Wells Fargo Bank, 6.734%, 9/1/47 (e)	3,000,000	3,034,620
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/26/49 (r)	1,250,000	1,242,559
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	7,000,000	6,933,702
Whitney National Bank, 5.875%, 4/1/17	500,000	488,092

Total Corporate Bonds (Cost $391,599,060)		367,948,843

TAXABLE MUNICIPAL OBLIGATIONS - 18.6%

Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	157,982
5.32%, 3/1/15	165,000	167,633
5.47%, 3/1/18	190,000	189,561
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/08	9,545,000	9,444,300
10/1/11	11,655,000	10,068,288
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	1,500,000	1,490,010
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,209,450
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	260,000	247,868

	PRINCIPAL
	AMOUNT	VALUE

California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,313,785
Zero Coupon, 6/1/12	1,530,000	1,282,844
Zero Coupon, 6/1/13	1,585,000	1,258,997
5.58%, 8/1/13	1,085,000	1,115,347
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,234,786
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,480,832
5.01%, 8/1/15	700,000	686,525
Zero Coupon, 6/1/19	2,910,000	1,565,813
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	907,823
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	760,935
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,797,761
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,423,907
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	2,790,000	2,910,333
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,382,421
12/1/19	280,000	135,425
12/1/20	700,000	314,167
12/1/21	700,000	292,558
12/1/24	620,000	209,579
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,657,056
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	2,172,150
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,422,257
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,250,000	1,229,300
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	800,418
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,280,236
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	879,033
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,150,000	1,183,442
6.537%, 1/1/33	3,330,000	3,169,194
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	933,510
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	98,888
12/1/19	180,000	91,892
12/1/20	180,000	85,669
12/1/22	180,000	74,932
12/1/23	180,000	70,024
12/1/24	180,000	65,200
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,310,000	2,358,672
Kansas State Finance Development Authority Revenue Bonds, 4.372%, 5/1/12	2,250,000	2,232,563
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,000,000	1,019,100
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	655,000	648,876
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,120,820
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,434,933
4.90%, 8/1/17	1,715,000	1,577,131
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	970,718
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,141,138
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	4,000,000	3,929,400
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,165,638
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	852,403
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,403,280
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	445,000	448,916
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,155,000	1,158,684

	PRINCIPAL
	AMOUNT	VALUE

New Jersey State Economic Development Authority State Pension Funding
Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,405,501
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,850,222
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	715,000	715,651
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	695,666
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,785,000	1,803,011
5.383%, 9/1/16	5,565,000	5,464,830
5.411%, 9/1/21	2,270,000	2,204,874
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	938,970
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,464,196
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,845,980
6/30/14	2,500,000	1,867,725
6/30/18	1,195,000	685,261
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	3,292,496
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	6,000,000	6,079,560
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	977,190
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	320,000	297,600
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	6,000,000	6,016,080
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,044,701
Pomona California Public Finance Authority Tax Allocation Revenue Bonds, 5.23%, 2/1/16	2,080,000	2,110,701
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	65,388
8/1/19	135,000	68,363
8/1/20	145,000	68,195
8/1/21	160,000	70,179
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	952,500
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	997,720
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,905,000	2,980,530
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,320,080
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,329,547
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,361,050
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	435,891
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,236,457
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	840,015
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	2,395,000	2,567,943
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	3,475,000	3,461,795
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	575,910
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,777,620
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,176,883
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	517,534
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	1,270,000	1,272,273
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	455,742
4.76%, 1/1/12	475,000	472,278
4.82%, 1/1/13	500,000	493,445
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,546,647

Total Taxable Municipal Obligations (Cost $163,181,662)		162,528,603

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 26.4%

Fannie Mae, 5.50%, 12/25/16	2,048,029	2,077,506
Federal Home Loan Bank Discount Notes, 7/1/08	212,900,000	212,900,000
Freddie Mac:
4.125%, 7/12/10	3,000,000	3,052,186
5.125%, 12/15/13	7,906,129	7,956,550
6.00%, 12/15/32	4,261,616	837,372
Government National Mortgage Association, 5.50%, 1/16/32	4,911,400	658,167
Small Business Administration:
5.038%, 3/10/15	921,875	911,134
4.94%, 8/10/15	1,890,325	1,869,813
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11 (b)	500,000	497,482

Total U.S. Government Agencies and Instrumentalities (Cost $230,745,325)		230,760,210

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	2,078,729

Total High Social Impact Investments (Cost $2,087,392)		2,078,729

Certificates of Deposit - 1.1%

Deutsche Bank, 3.409%, 6/18/10	10,000,000	9,978,420

Total Certificates of Deposit (Cost $10,000,000)		9,978,420

	SHARES

EQUITY SECURITIES - 0.8%
Conseco, Inc. *	140,439	1,393,155
MFH Financial Trust I, Preferred (b)(e)	20,000	2,042,500
Roslyn Real Estate Asset Corp., Preferred	17	1,702,125
Woodbourne Capital Trust I, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust II, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust III, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust IV, Preferred (b)(e)	625,000	353,125

Total Equity Securities (Cost $8,782,079)		6,550,280

TOTAL INVESTMENTS (Cost $888,631,989) - 98.7%		861,450,392
Other assets and liabilities, net - 1.3%		11,331,839

NET ASSETS - 100%		$872,782,231

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
5 Year U.S. Treasury Notes	300	9/08	$33,166,406	$527,841
10 Year U.S. Treasury Notes	1,039	9/08	118,364,828	932,858

Total Purchased:				$1,460,699

Sold:
2 Year U.S. Treasury Notes	494	9/08	$104,334,344	($670,418)

Total Sold:				($670,418)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.2% of net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)	Effective April 2008, this security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	Aquisition
BOND PORTFOLIO Restricted Securities	Dates	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES - 96.0%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	177,400	$10,904,778

Capital Markets - 8.5%
Bank of New York Mellon Corp.	700,000	26,481,000
Charles Schwab Corp.	1,051,000	21,587,540
Goldman Sachs Group, Inc.	95,000	16,615,500
SEI Investments Co.	900,000	21,168,000
T. Rowe Price Group, Inc.	309,000	17,449,230

		103,301,270

Chemicals - 4.5%
Air Products & Chemicals, Inc.	350,000	34,601,000
Ecolab, Inc.	468,700	20,149,413

		54,750,413

Communications Equipment - 5.2%
Cisco Systems, Inc.*	2,215,000	51,520,900
Nokia Oyj (ADR)	483,000	11,833,500

		63,354,400

Computers & Peripherals - 6.7%
Apple, Inc.*	193,600	32,416,384
Hewlett-Packard Co.	796,000	35,191,160
NetApp, Inc.*	647,000	14,014,020

		81,621,564

Electrical Equipment - 3.6%
Cooper Industries Ltd.	230,000	9,085,000
Emerson Electric Co.	700,000	34,615,000

		43,700,000

Energy Equipment & Services - 6.4%
FMC Technologies, Inc.*	701,000	53,927,930
Smith International, Inc.	281,000	23,362,340

		77,290,270

Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	196,000	13,747,440
CVS Caremark Corp.	1,175,500	46,514,535
SYSCO Corp.	830,000	22,833,300

		83,095,275

Gas Utilities - 3.3%
Questar Corp.	560,000	39,782,400

	Shares	Value

Health Care Equipment & Supplies - 9.8%
Medtronic, Inc.	850,000	43,987,500
St. Jude Medical, Inc.*	488,000	19,949,440
Stryker Corp.	566,500	35,621,520
Varian Medical Systems, Inc.*	379,000	19,651,150

		119,209,610

Health Care Providers & Services - 3.0%
Coventry Health Care, Inc.*	445,000	13,536,900
Laboratory Corp. of America Holdings*	323,000	22,490,490

		36,027,390

Household Products - 3.2%
Colgate-Palmolive Co.	172,000	11,885,200
Procter & Gamble Co.	439,000	26,695,590

		38,580,790

Insurance - 2.2%
Aflac, Inc.	423,000	26,564,400

Internet Software & Services - 1.9%
Google, Inc.*	44,400	23,373,048

IT Services - 1.5%
Automatic Data Processing, Inc.	450,000	18,855,000

Life Sciences — Tools & Services - 1.2%
Pharmaceutical Product Development, Inc.	330,000	14,157,000

Machinery - 5.5%
Danaher Corp.	286,700	22,161,910
Deere & Co.	355,000	25,606,150
Dover Corp.	407,000	19,686,590

		67,454,650

Media - 2.3%
Omnicom Group, Inc.	623,400	27,978,192

Multiline Retail - 3.4%
Kohl’s Corp.*	725,000	29,029,000
Target Corp.	275,000	12,784,750

		41,813,750

Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc. (t)	287,000	37,654,400

Pharmaceuticals - 3.4%
Novartis AG (ADR)	750,000	41,280,000

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	1,346,600	28,924,968

Software - 3.8%
Citrix Systems, Inc.*	358,000	10,528,780
Microsoft Corp.	1,288,000	35,432,880

		45,961,660

Specialty Retail - 2.9%
Staples, Inc.	1,480,000	35,150,000

	Shares	Value

Venture Capital - 0.5%
20/20 Gene Systems, Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Cerionx Inc.:
Series A Preferred (a)(b)(i)*	351,864	—

Series A Preferred, Warrants (strike price $.01/share, expires 6/30/16) (b)(i)*	143,001	—
Chesapeake PERL, Inc.:
Series A-2 Preferred (b)(i)*	240,000	3,000
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	—
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B Preferred (b)(i)*	1,134,830	273,435
Series C-1 Preferred (b)(i)*	2,542,915	897,140
Digital Directions, Inc., Warrants (strike price $1.50/share, expires 10/18/16) (b)(i)*	50,000	—
Global Resource Options, Inc.:
Series A Preferred (a)(b)(i)*	750,000	2,301,828
Series B Preferred (a)(b)(i)*	244,371	750,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	674
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Marrone Organic Innovations, Inc., Series A Preferred (b)(i)*	240,761	200,000
New Day Farms, Series A Preferred (a)(b)(i)*	104,705	249,999
ShoreBank Corp.:
Non-Voting Common Stock (b)(i)*	67	502,500
Voting Common Stock (b)(i)*	66	495,000
Sword Diagnostics, Series B Preferred (b)(i)*	640,697	250,000

		6,354,695

Total Equity Securities (Cost $973,927,900)		1,167,139,923

	Adjusted
	Basis

Limited Partnership Interest - 0.1%
China Environment Fund 2004 LLC (b)(i)*	$185,599	554,630
SEAF India International Growth Fund LLC (b)(i)*	458,932	436,326
Sustainable Jobs Fund II (b)(i)*	300,000	263,271

Total Limited Partnership Interest (Cost $944,531)		1,254,227

	Principal
	Amount

Venture Capital Debt Obligations - 0.1%
20/20 Gene Systems Inc., 8.00%, 9/30/08 (b)(i)(w)*	200,000	50,000
Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	500,000	500,000

Total Venture Capital Debt Obligations (Cost $700,000)		550,000

	Principal
	Amount	Value

High Social Impact Investments - 0.6%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,552,404

Total High Social Impact Investments (Cost $7,583,877)		7,552,404

U.S. Government Agencies and Instrumentalities - 3.2%
Federal Home Loan Bank Discount Notes, 7/1/08	38,700,000	38,700,000

Total U.S. Government Agencies and Instrumentalities (Cost $38,700,000)		38,700,000

TOTAL INVESTMENTS (Cost $1,021,856,308) - 100.0%		1,215,196,554
Other assets and liabilities, net - 0.0%		399,216

NET ASSETS - 100%		$1,215,595,770

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation
LP: Limited Partnership
(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 1.3% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.

(t)	35,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w)	Security is in default and is no longer accruing interest.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 9/30/2008	8/29/03	$200,000
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Cerionx, Inc.:
Series A Preferred	6/30/06-1/30/07	714,384
Series A Preferred Warrants (strike price $0.01/share, expires 6/30/16)	6/30/06-1/30/07	285,616
Chesapeake PERL, Inc.:
Series A-2 Preferred	7/30/04 -9/8/06	300,000
Series A-2 Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2 Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—
China Environment Fund 2004 LLC LP	9/15/05-6/26/2008	185,599
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B Preferred	11/30/06	547,525
Series C-1 Preferred	11/30/06	471,342
Digital Directions International, Inc.:
8.00%, 10/18/09	10/18/06	500,000
Warrants (strike price $1.50/share, expires 10/18/16)	10/18/06	—

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Global Resource Options, Inc.:
Series A Preferred	9/18/06	750,000
Series B Preferred	12/5/07	750,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc., Series A Preferred Stock	4/25/07	200,000
New Day Farms, Series A Preferred	3/5/08	500,000
SEAF India International Growth Fund LLC LP	3/22/05-4/2/08	458,932
Shorebank:
Non-Voting Common Stock	6/26/08	502,500
Voting Common Stock	6/26/08	495,000
Sustainable Jobs Fund II LP	2/14/06-6/12/08	300,000
Sword Diagnostics Series B Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

EQUITY SECURITIES - 99.5%	Shares	Value

EQUITY SECURITIES - 99.5%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.*	10,600	$246,874
Spirit AeroSystems Holdings, Inc.*	400	7,672

		254,546

Air Freight & Logistics - 1.8%
FedEx Corp.	6,790	534,984
United Parcel Service, Inc., Class B	18,000	1,106,460

		1,641,444

Airlines - 0.1%
Delta Air Lines, Inc.*	11,400	64,980

Auto Components - 0.1%
Autoliv, Inc.	2,400	111,888

Beverages - 1.3%
PepsiCo, Inc.	18,800	1,195,492

Biotechnology - 1.2%
Amgen, Inc.*	8,900	419,724
Gilead Sciences, Inc.*	11,400	603,630
Isis Pharmaceuticals, Inc.*	2,700	36,801

		1,060,155

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	4,937	863,481
Greenhill & Co., Inc.	3,600	193,896

		1,057,377

	Shares	Value

Chemicals - 0.2%
Lubrizol Corp.	3,200	148,256

Commercial Banks - 2.1%
US Bancorp	28,317	789,761
Wachovia Corp.	37,583	583,664
Wells Fargo & Co.	23,093	548,459

		1,921,884

Commercial Services & Supplies - 0.6%
RR Donnelley & Sons Co.	16,800	498,792

Communications Equipment - 2.5%
Cisco Systems, Inc.*	88,638	2,061,720
Corning, Inc.	10,000	230,500

		2,292,220

Computers & Peripherals - 5.8%
Apple, Inc.*	5,330	892,455
Dell, Inc.*	17,436	381,500
Hewlett-Packard Co.	32,299	1,427,939
International Business Machines Corp.	20,811	2,466,728
Western Digital Corp.*	1,600	55,248

		5,223,870

Construction & Engineering - 0.1%
Perini Corp.*	3,300	109,065

Consumer Finance - 0.8%
American Express Co.	19,800	745,866

Containers & Packaging - 1.2%
AptarGroup, Inc.	9,100	381,745
Bemis Co., Inc.	9,000	201,780
Owens-Illinois, Inc.*	11,200	466,928

		1,050,453

Diversified Financial Services - 3.7%
Bank of America Corp.	62,984	1,503,428
JPMorgan Chase & Co.	51,095	1,753,069
The NASDAQ OMX Group, Inc.*	1,200	31,860

		3,288,357

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	80,142	2,699,984
Deutsche Telekom AG (ADR)	14,900	243,913
Telefonica SA (ADR)	16,269	1,294,687

		4,238,584

Electric Utilities - 0.8%
Cleco Corp.	15,800	368,614
IDACORP, Inc.	10,865	313,890

		682,504

Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc.*	11,700	415,818
Avnet, Inc.*	26,693	728,185
AVX Corp.	41,919	474,104

		1,618,107

	Shares	Value

Energy Equipment & Services - 3.3%
Noble Corp.	9,700	630,112
Smith International, Inc.	6,172	513,140
Superior Energy Services, Inc.*	20,944	1,154,852
Tidewater, Inc.	7,410	481,872
Unit Corp.*	2,100	174,237

		2,954,213

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	1,000	70,140
CVS Caremark Corp.	2,061	81,554

		151,694

Food Products - 1.5%
General Mills, Inc.	20,179	1,226,278
H.J. Heinz Co.	1,400	66,990
Kellogg Co.	2,079	99,833

		1,393,101

Gas Utilities - 1.6%
Questar Corp.	20,392	1,448,648

Health Care Equipment & Supplies - 0.2%
Intuitive Surgical, Inc.*	300	80,820
Medtronic, Inc.	2,800	144,900

		225,720

Health Care Providers & Services - 4.6%
AMERIGROUP Corp.*	24,300	505,440
AmerisourceBergen Corp.	419	16,756
Cardinal Health, Inc.	20,772	1,071,420
Cigna Corp.	28,397	1,004,970
Express Scripts, Inc.*	11,200	702,464

McKesson Corp.	15,226	851,285
WellCare Health Plans, Inc.*	300	10,845

		4,163,180

Household Durables - 1.3%
American Greetings Corp.	6,300	77,742
Matsushita Electric Industrial Co. Ltd. (ADR)	51,000	1,092,420
Pulte Homes, Inc.	3,500	33,705

		1,203,867

Household Products - 3.8%
Colgate-Palmolive Co.	8,308	574,083
Kimberly-Clark Corp.	3,100	185,318
Procter & Gamble Co.	43,228	2,628,694

		3,388,095

Industrial Conglomerates - 1.8%
3M Co.	22,942	1,596,534

Insurance - 4.6%
ACE Ltd.	6,200	341,558
American International Group, Inc.	21,200	560,952
Chubb Corp.	15,055	737,845
Hartford Financial Services Group, Inc.	5,658	365,337
Lincoln National Corp.	4,900	222,068
Prudential Financial, Inc.	6,400	382,336
Sun Life Financial, Inc.	4,800	196,560
Travelers Co.’s, Inc.	30,589	1,327,563

		4,134,219

	Shares	Value

Internet & Catalog Retail - 0.6%
NetFlix, Inc.*	19,800	516,186

Internet Software & Services - 1.1%
Google, Inc.*	1,837	967,034

IT Services - 2.1%
Automatic Data Processing, Inc.	15,852	664,199
Electronic Data Systems Corp.	28,000	689,920
MasterCard, Inc.	1,988	527,854

		1,881,973

Leisure Equipment & Products - 0.4%
Callaway Golf Co.	19,200	227,136
Polaris Industries, Inc.	3,100	125,178

		352,314

Life Sciences — Tools & Services - 0.0%
Invitrogen Corp.*	400	15,704

Machinery - 5.3%
AGCO Corp.*	1,600	83,856
Cummins, Inc.	19,138	1,253,922
Deere & Co.	9,900	714,087
Illinois Tool Works, Inc.	20,578	977,661
Parker Hannifin Corp.	18,697	1,333,470
Robbins & Myers, Inc.	3,600	179,532
Terex Corp.*	4,200	215,754

		4,758,282

Media - 3.3%
Cox Radio, Inc.*	2,300	27,140
Liberty Global, Inc.*	100	3,143
McGraw-Hill Co.’s, Inc.	12,800	513,536
Time Warner, Inc.	118,704	1,756,819
Virgin Media, Inc.	38,200	519,902
Warner Music Group Corp.	15,100	107,814
XM Satellite Radio Holdings, Inc.*	2,200	17,248

		2,945,602

Metals & Mining - 1.9%
Reliance Steel & Aluminum Co.	21,126	1,628,603
Worthington Industries, Inc.	4,300	88,150

		1,716,753

Multiline Retail - 0.3%
Family Dollar Stores, Inc.	7,700	153,538
Target Corp.	1,800	83,682

		237,220

Multi-Utilities - 3.6%
Black Hills Corp.	7,520	241,091
Consolidated Edison, Inc.	8,800	343,992
MDU Resources Group, Inc.	40,269	1,403,777
NiSource, Inc.	58,591	1,049,951
OGE Energy Corp.	7,200	228,312

		3,267,123

	Shares	Value

Oil, Gas & Consumable Fuels - 9.4%
Chesapeake Energy Corp.	27,923	1,841,801
Cimarex Energy Co.	8,600	599,162
Comstock Resources, Inc.*	4,100	346,163
EnCana Corp.	15,700	1,427,601
EOG Resources, Inc.	11,941	1,566,659
Overseas Shipholding Group, Inc.	2,100	166,992
Spectra Energy Corp.	22,800	655,272
St. Mary Land & Exploration Co.	2,100	135,744
World Fuel Services Corp.	9,024	197,987
XTO Energy, Inc.	22,727	1,557,027

		8,494,408

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	39,900	819,147
Johnson & Johnson	31,570	2,031,214
Novartis AG (ADR)	5,700	313,728
Pfizer, Inc.	119,658	2,090,425

		5,254,514

Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	88,100	1,366,431
General Growth Properties, Inc.	1,600	56,048
Hospitality Properties Trust	14,300	349,778
HRPT Properties Trust	6,500	44,005

		1,816,262

Road & Rail - 0.9%
Avis Budget Group, Inc.*	19,000	159,030
Hertz Global Holdings, Inc.*	37,700	361,920
Ryder System, Inc.	3,700	254,856

		775,806

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	3,900	74,451
Intel Corp.	85,802	1,843,027
Zoran Corp.*	13,100	153,270

		2,070,748

Software - 3.4%
Microsoft Corp.	108,319	2,979,856
Novell, Inc.*	2,700	15,903
Sybase, Inc.*	1,100	32,362

		3,028,121

Specialty Retail - 3.8%
Best Buy Co., Inc.	22,200	879,120
Gap, Inc.	39,325	655,548
Home Depot, Inc.	50,776	1,189,174
Lowe’s Co.’s, Inc.	3,000	62,250
Staples, Inc.	7,862	186,722
TJX Co.’s, Inc.	14,100	443,727

		3,416,541

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	2,000	94,540

Total Equity Securities (Cost $93,380,263)		89,472,242

TOTAL INVESTMENTS (Cost $93,380,263) - 99.5%		89,472,242
Other assets and liabilities, net - 0.5%		417,519

NET ASSETS - 100%		$89,889,761

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2008:

		% of Net
	Total Investments	Assets

Balanced	$25,889,224	4.9%

Bond	15,669,702	1.8%

Equity	15,711,326	1.3%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.

(See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2008, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$204,280,310	$538,910,054	$889,056,213

Unrealized appreciation	—	32,708,561	4,150,053

Unrealized depreciation	—	(44,954,153)	(31,755,874)

Net unrealized appreciation/ (depreciation)	—	$(12,245,592)	($27,605,821)

	Equity	Enhanced Equity

Federal income tax cost of investments	$1,021,773,647	$93,749,180

Unrealized appreciation	243,556,538	9,177,319

Unrealized depreciation	(50,133,631)	(13,454,257)

Net unrealized appreciation/ (depreciation)	$193,422,907	$(4,276,938)
Capital Loss Carryforwards

Expiration Date	Money Market	Equity

30-Sep-08	$41,585	—

30-Sep-10	14,601	$653,105

30-Sep-11	6,847	—

30-Sep-13	6,183	—

30-Sep-14	211	—

30-Sep-15	2,100	—

	$71,527	$653,105

Capital losses may be utilized to offset current and future capital gains until expiration. Equity’s use of capital loss carryforwards acquired from Delaware Social Awareness Fund may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE

Angels With Attitude LP	$200,000	$171,525

GEEMF Partners LP	—	221,805

Milepost Ventures LP	500,000	1

Plethora Technology, Inc.	701,835	—

TOTALS	$1,401,835	$393,331

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE

Cerionx, Inc.	$714,384	$0

Global Resource Options, Inc.	1,500,000	3,051,828

TOTALS	$2,214,384	$3,051,828

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $180,000 and $1,103,901 for the Balanced and Equity Portfolios, respectively, at June 30, 2008.
CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

MUTUAL FUNDS - 99.8%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I	20,256	$636,256
Calvert Mid Cap Value Fund, Class I	24,760	424,389
Calvert Small Cap Value Fund, Class I	12,227	203,696
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	72,927	819,695
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,016,501	15,867,586
Enhanced Equity Portfolio, Class I	99,809	1,661,816
Equity Portfolio, Class I*	17,788	676,108
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	8,085	232,439
International Equity Fund, Class I	81,888	1,708,182

Total Mutual Funds (Cost $23,065,569)		22,230,167

TOTAL INVESTMENTS (Cost $23,065,569) - 99.8%		22,230,167
Other assets and liabilities, net - 0.2%		42,682

NET ASSETS - 100%		$22,272,849

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

Mutual Funds - 100.0%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	117,941	$2,040,379
Calvert Large Cap Growth Fund, Class I	269,099	8,452,405
Calvert Mid Cap Value Fund, Class I	159,758	2,738,249
Calvert Small Cap Value Fund, Class I	161,923	2,697,636
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	313,913	3,528,384
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,329,644	36,365,740
Enhanced Equity Portfolio, Class I	800,714	13,331,881
Equity Portfolio, Class I *	261,564	9,942,044
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	40,739	1,171,247
Calvert International Opportunities Fund, Class I *	129,331	1,833,917
International Equity Fund, Class I	635,332	13,253,033
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	177,718	2,850,595

Total Mutual Funds (Cost $104,262,911)		98,205,510

TOTAL INVESTMENTS (Cost $104,262,911) - 100.0%		98,205,510
Other assets and liabilities, net — (0.0%)		(583)

NET ASSETS - 100%		$98,204,927

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

Mutual Funds - 100.1%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	101,483	$1,755,648
Calvert Large Cap Growth Fund, Class I	188,926	5,934,158
Calvert Mid Cap Value Fund, Class I	121,566	2,083,650
Calvert Small Cap Value Fund, Class I	191,139	3,184,371
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	176,421	1,982,975
Calvert Social Investment Fund:
Bond Portfolio, Class I	381,235	5,951,081
Enhanced Equity Portfolio, Class I	590,813	9,837,040
Equity Portfolio, Class I *	204,255	7,763,726
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	31,147	895,476
Calvert International Opportunities Fund, Class I *	116,135	1,646,794
International Equity Fund, Class I	519,030	10,826,971
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	205,834	3,301,575

Total Mutual Funds (Cost $60,212,724)		55,163,465

TOTAL INVESTMENTS (Cost $60,212,724) - 100.1%		55,163,465
Other assets and liabilities, net — (0.1%)		(29,297)

NET ASSETS - 100%		$55,134,168

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly.

Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005 — 2007) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2008:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$23,124,122	$104,351,542	$60,238,040

Unrealized appreciation	13,095	270,309	216,558

Unrealized depreciation	(907,050)	(6,416,341)	(5,291,133)

Net unrealized appreciation/ (depreciation)	($893,955)	($6,146,032)	($5,074,575)
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
             Filed herewith.
             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 28, 2008
             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby D. Wayne Silby
President — Principal Executive Officer

Date:	August 28, 2008

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 28, 2008

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 28, 2008